BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2015
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

        Business acquisitions in fiscal year 2015:

        During the year ended February 28, 2015, the Group made three business acquisitions. Each acquisition has been recorded using the purchase method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Group.

Acquisition of Muchong.com

        In December 2014, the Group acquired 100% of equity interest in Muchong.com, a website of academic research, with total consideration of $10,000,000, of which $5,000,000 has been paid in cash as of February 28, 2015. According to the acquisition agreements, the other $5,000,000 of the total consideration is contingent upon the original shareholder's continuing employment with the Group for at least two years after the acquisition. As the contingent consideration arrangement would be automatically forfeited if the original shareholder terminates his employment with the Group, the amount has been accounted for as employment compensation for post-combination services of the original shareholder.

        The purchase price was allocated as of December 26, 2014, the date of acquisition as follows:

	US$	Amortization period
Intangible assets
Trade name	$1,095,000	10 years
User base	193,000	5 years
Goodwill	3,712,000

Total	$5,000,000

        The purchase price allocation described above was based on a valuation analysis provided by an independent appraiser. The fair value of the purchased intangible assets was measured by using the "income approach-excess earnings" and "relief from royalty" valuation method.

Other acquisitions

        The Group acquired 65% of ownership interest in Jingshi Shifan, which is primarily engaged in organizing contests and culture communication, for which the consideration of $630,384 was paid in full as of February 28, 2015. The intangible assets, goodwill and noncontrolling interest acquired from the acquisition were $404,523, $561,425 and $291,817, respectively.

        The Group acquired 100% of equity interest in Gaokaopai, a professional website providing university and college enrollment information for high school students, for a total consideration of $638,009 in cash, of which $446,605 was paid as of February 28, 2015 and a contingent consideration of 44,000 nonvested shares was granted to Gaokaopai's original founder in exchange for his continued employment with the Group. The nonvested shares will vest in four equal installments on January 26 of each year from 2016 to 2019, assuming his continued employment for each period. The unvested shares will be automatically forfeit if he terminates his employment prior to the vesting date. The Group accounts for the nonvested shares as share based compensation. The intangible assets and goodwill from this acquisition were $79,751 and $558,258, respectively.

        The results of operations for all these acquired entities have been included in the Group's consolidated financial statements from their respective acquisition date. The acquired goodwill is not deductible for tax purposes.

        The following summarized unaudited pro forma results of operations for the years ended February 28, 2014 and 2015 assuming that the three acquisitions during the year ended February 28, 2015 occurred as of March 1, 2013. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2013, nor is it indicative of future operating results.

	For the year ended February 28,
	2014	2015
	(Unaudited)	(Unaudited)
Pro forma net revenues	$314,304,931	$434,205,910
Pro forma net income	$60,681,648	$66,917,495
Pro forma net income per share—basic	$0.39	$0.42
Pro forma net income per share—diluted	$0.38	$0.41

Business acquisition in fiscal year 2014:

        In February 2014, the Group acquired Kaoyan.com, which is a site designed to improve preparation for the entrance examination for postgraduate degrees, with a total cash consideration of $8,179,342, which was fully paid by February 28, 2014. The acquisition was recorded using the acquisition method of accounting and accordingly the acquired assets were recorded at their fair market value at the acquisition date. Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Group. The purchase price was allocated as of February 18, 2014, the date of acquisition as follows:

	US$	Amortization period
Intangible assets
Trade name	$771,952	10 years
Customer relationship	426,839	3-5 years
Non-compete agreement	32,834	2 years
Goodwill	6,947,717

Total	$8,179,342

        The purchase price allocation described above was based on a valuation analysis provided by an independent appraiser. The fair value of the purchased intangible assets was measured by using the "income approach-excess earnings" and "with & without" valuation method.

        The following summarized unaudited pro forma results of operations for the years ended February 28, 2013 and 2014 assuming that the acquisition during the year ended February 28, 2014 occurred as of March 1, 2012. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of March 1, 2012, nor is it indicative of future operating results.

	For the year ended February 28,
	2013	2014
	(Unaudited)	(Unaudited)
Pro forma net revenues	$226,674,709	$314,408,118
Pro forma net income	$33,195,337	$60,460,428
Pro forma net income per share—basic	$0.21	$0.39
Pro forma net income per share—diluted	$0.21	$0.38